Note 4 - Other Revenues	12 Months Ended
Dec. 31, 2011
Other Revenues [Text Block]
Note 4 - Other Revenues

Other revenues are outlined in the table below.  Revenues from insurance services include premiums for workers’ compensation and professional liability insurance policies that our wholly-owned limited purpose insurance subsidiaries have written for certain long-term health care centers to which we provide management or accounting services. Revenues from management and accounting services include management and accounting fees provided to managed and other long-term health care centers.  Revenues from rental income include health care real estate properties owned by us and leased to third party operators. Other revenues include miscellaneous health care related earnings.

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Insurance services	$15,657	$17,068	$14,560
Management and accounting service fees	21,510	20,897	17,845
Rental income	19,124	17,375	17,745
Other	1,666	1,684	1,463
	$58,048	$57,024	$51,613

Management Fees from National

We have managed long-term care centers for National since 1988, and we currently manage five centers.  See Note 3 regarding our relationship with National.

During 2011, 2010 and 2009, National paid and we recognized approximately $3,539,000, $3,982,000, and $1,200,000, respectively, of management fees and interest on management fees, which amounts are included in management and accounting service fees.  Unrecognized and unpaid management fees from National total $21,289,000, $21,320,000, and $21,890,000 at December 31, 2011, 2010 and 2009, respectively.  We have recognized approximately $34,224,000 of management fees and interest from these centers since 1988.

The unpaid fees from these five centers, because the amount collectable could not be reasonably determined when the management services were provided, and because we cannot estimate the timing or amount of expected future collections, will be recognized as revenues only when the collectability of these fees can be reasonably assured.  Under the terms of our management agreement with National, the payment of these fees to us may be subordinated to other expenditures of the five long-term care centers.  We continue to manage these centers so that we may be able to collect our fees in the future and because the incremental savings from discontinuing services to a center may be small compared to the potential benefit.  We may receive payment for the unrecognized management fees in whole or in part in the future only if cash flows from the operating and investing activities of centers or proceeds from the sale of the centers are sufficient to pay the fees.  There can be no assurance that such future improved cash flows will occur.

Management Fees from Other Nursing Centers

We continue to manage eight long-term health centers (excluding the five National centers) for third-party owners where the management fees are recognized only when realized.  During 2011, 2010, and 2009, we recognized $2,874,000, $1,678,000, and $1,035,000, respectively, of management fees and interest from these eight long-term care centers.  Unrecognized and unpaid management fees from these centers total $7,225,000, $7,613,000, and $7,026,000 at December 31, 2011, 2010, and 2009, respectively.  We have recognized approximately $8,634,000 of management fees and interest from these centers since 2005.

           The unpaid fees from these eight centers, because of insufficient historical collections and the lack of expected future collections, will be recognized as revenues only when the collectability of the fees can be reasonably assured.  Under the terms of our management agreements, the payment of these fees to us may be subordinated to other expenditures of each of the long-term care providers.  We continue to manage these centers so that we may be able to collect our fees in the future and because the incremental savings from discontinuing services to a center may be small compared to the potential benefit.  We may receive payment for the unrecognized and uncollected management fees in whole or in part in the future only if cash flows from operating and investing activities of the centers or proceeds from the sale of the centers are sufficient to pay the fees.  There can be no assurance that such future improved cash flows will occur.

Rental Income

In 2007, NHC acquired all of the net assets of National Health Realty, Inc., which was a health care real estate investment trust.  The properties acquired in the acquisition are the properties that have generated the majority of the rental income for NHC for the years ended December 31, 2011, 2010, and 2009.  The health care properties currently owned and leased to third party operators include nine skilled nursing facilities and four assisted living communities.  Effective January 1, 2011, we renewed the rental agreements for a five year period ending on December 31, 2015.